Accounts Payable, Accrued Liabilities and Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2017
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Components Accounts Payable and Accrued Liabilities

The components of the caption accounts payable and accrued liabilities are as follows:

	At December 31,
	2016	2017
Suppliers	Ps. 132,796,101	Ps. 106,483,848
Sundry creditors	89,494,976	91,842,929
Interest payable	9,971,959	8,930,561
Guarantee deposits from customers	1,258,065	1,460,286
Dividends payable	3,744,025	3,955,783

Total	Ps. 237,265,126	Ps. 212,673,407

Summary of Balance of Accrued Liabilities

The balance of accrued liabilities at December 31, 2016 and 2017 are as follows:

	At December 31,
	2016	2017
Current liabilities
Direct employee benefits payable	Ps. 19,713,160	Ps. 16,673,627
Contingencies	50,766,070	51,079,131

Total	Ps. 70,479,230	Ps. 67,752,758

Summary of Movements in Contingent Liabilities

The movements in contingencies for the years ended December 31, 2016 and 2017 are as follows:

	Balance at December 31, 2015	Business combination	Effect of translation	Increase of the year	Applications		Balance at December 31, 2016
					Payments	Reversals
Contingencies	Ps. 34,611,091	Ps. 30,333	Ps. 15,397,279	Ps. 12,199,311	Ps. (8,959,551)	Ps. (2,512,393)	Ps. 50,766,070

	Balance at December 31, 2016	Business combination	Effect of translation	Increase of the year	Applications		Balance at December 31, 2017
					Payments	Reversals
Contingencies	Ps. 50,766,070	Ps. 115,971	Ps. (648,685)	Ps. 10,510,473	Ps. (7,618,520)	Ps. (2,046,178)	Ps. 51,079,131

Summary of Movements in Asset Retirement Obligations

The movements in the asset retirement obligations for the years ended December 31, 2016 and 2017, are as follows:

	Balance at December 31, 2015		Effect of translation		Increase of the year		Applications				Balance at December 31, 2016
							Payments		Reversals
Asset retirement obligations	Ps.	11,569,897	Ps.	2,806,374	Ps.	2,510,635	Ps.	(121,317)	Ps.	(476,958)	Ps.	16,288,631

	Balance at December 31, 2016		Effect of translation		Increase of the year		Applications				Balance at December 31, 2017
							Payments		Reversals
Asset retirement obligations	Ps.	16,288,631	Ps.	(119,928)	Ps.	3,160,320	Ps.	(126,088)	Ps.	(957,806)	Ps.	18,245,129